Note 15 - (Loss)/Earnings Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	(Loss)/Earnings Per Common Share:

All shares issued (including non-vested shares issued under the Company’s Stock Incentive Plan) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two-class method as required by relevant guidance. The denominator of the basic earnings per common share excludes any non-vested shares as such are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes:

•	any incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding, with the exception of the 21,034 shares granted to the Company's Chief Executive Officer which will vest in the event of change of control and, consequently, those shares are excluded from the remaining non-vested shares,

•	the potential dilution that could occur if warrants to issue common stock (see Note 13) were exercised, to the extent that they are dilutive, using the treasury stock method, and

•	any shares granted and vested but not issued up to the reporting date.

The components of the calculation of basic and diluted earnings per share for the years ended December 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
Income:
Net (loss)/ income	(63,984)	1,408	2,896

Earnings per share:
Weighted average common shares outstanding, basic	2,427,084	2,437,361	12,958,111

Effect of dilutive securities:
Warrants	-	-	2,785,339
Shares granted to the CEO	-	7,143	-
Weighted average common shares outstanding, diluted	2,427,084	2,444,504	15,743,449

Basic (loss)/Earnings per share	(26.36)	0.58	0.22
Diluted (loss)/Earnings per share	(26.36)	0.58	0.18

For the years ended December 31, 2012, 2013 and 2014, 21,034 nonvested shares as at the end of the each period were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented.